Additional Financial Information - Schedule of Other Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other accrued liabilities (current)
Employee related liabilities	$ 109.7	$ 116.2
Operating lease liabilities		44.4	$ 37.7
Other liabilities (non-current)
Operating lease liabilities		329.7	96.4
Total	440.1	452.5	120.9
Starz Business of Lions Gate Entertainment Corp
Other accrued liabilities (current)
Employee related liabilities	30.1	28.4	23.2
Operating lease liabilities	9.5	9.0	9.7
Interest payable	8.6	18.0	20.3
Other accrued expenses and short-term liabilities	8.1	10.4	3.4
Total	56.3	65.8	56.6
Other liabilities (non-current)
Income tax payable	0.5	7.4	81.2
Operating lease liabilities	53.0	55.4	62.8
Content related payables	31.8	13.7	15.3
Other long-term liabilities	3.5	3.4	3.2
Total	$ 88.8	$ 79.9	$ 162.5